FORM N-SAR

SEMI-ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:	/ / (a)

or fiscal year ending:	12/31/12 (b)

Is this a transition report? (Y/N)	N

Is this an amendment to a previous filing? (Y/N)	N

Those items or sub-items with a box “[/]” after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A. Registrant Name:	NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

	B. File Number:	811-07697

	C. Telephone Number:	(212) 576-7000

2.	A. Street:	51 MADISON AVENUE

	B. City: NEW YORK	C. State: NY	D. Zip Code: 10010	Zip Ext:

	E. Foreign Country:		Foreign Postal Code:

3.	Is this the first filing on this form by Registrant? (Y/N)				N

4.	Is this the last filing on this form by Registrant? (Y/N)				N

5.	Is Registrant a small business investment company (SBIC)? (Y/N)				N
[If answer is “Y” (Yes), complete only items 89 through 110.]

6.	Is Registrant a unit investment trust (UIT)? (Y/N)				Y
[If answer is “Y” (Yes) complete only items 111 through 132.]

7.	A. Is Registrant a series or multiple portfolio company?(Y/N)				Y
[If answer is “N” (No), go to item 8.]

	B. How many separate series or portfolios did Registrant have at the end of the period?				102

If filing more than one

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For period ending 12/31/12

File number 811-07697

C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

Series Number	Series Name	Is this the last filing for this series?
CSVUL		(Y/N)
1.	MainStay VP Bond — Initial Class	N
2.	MainStay VP Growth Equity — Initial Class	N
3.	MainStay VP Cash Management	N
4.	MainStay VP Convertible — Initial Class	N
5.	MainStay VP Government — Initial Class	N
6.	MainStay VP Common Stock — Initial Class	N
7.	MainStay VP High Yield Corporate Bond — Initial Class	N
8.	MainStay VP S&P 500 Index — Initial Class	N
9.	MainStay VP International Equity — Initial Class	N
10.	MainStay VP Mid Cap Core — Initial Class	N
11.	MainStay VP Income Builder — Initial Class	N
14.	MainStay VP ICAP Select Equity — Initial Class	N
15.	MainStay VP Large Cap Growth — Initial Class (closed to new purchases)	N
16.	Alger Small Cap Growth Portfolio — Class I-2 Shares (closed to new purchases)	Y
17.	Calvert VP SRI Balanced Portfolio (closed to new purchases)	Y
18.	Dreyfus IP Technology Growth Portfolio — Initial Shares	N
19.	Dreyfus VIF Opportunistic Small Cap — Initial Shares (closed to new purchases)	N
20.	Fidelity® VIP Contrafund® Portfolio — Initial Class	N
21.	Fidelity® VIP Equity-Income Portfolio — Initial Class	N
22.	Fidelity® VIP Growth Portfolio — Initial Class	N
23.	Fidelity® Index 500 Portfolio — Initial Class	N
24.	Fidelity® VIP Investment Grade Bond Portfolio — Initial Class	N
25.	Fidelity® VIP Mid-Cap Portfolio — Initial Class	N
26.	Fidelity® VIP Overseas Portfolio — Initial Class	N
27.	Janus Aspen Balanced Portfolio — Institutional Shares	Y
28.	Janus Aspen Worldwide Portfolio — Institutional Shares	N
29.	Lord Abbett Series Fund — Mid-Cap Stock Portfolio — Class VC (formerly Lord Abbett Mid Cap Value Portfolio — Class VC Shares)	N
30.	MFS® Investors Trust Series — Initial Class (closed to new purchases)	N
31.	MFS® Utilities Series — Initial Class	Y
32.	UIF Emerging Markets Equity Portfolio — Class I	Y
33.	UIF U.S. Real Estate Portfolio — Class I	N
34.	DWS Small Cap Index VIP — Class A Shares	N
35.	T. Rowe Price Equity Income Portfolio	Y
36.	T. Rowe Price Limited — Term Bond Portfolio	N
41.	Janus Aspen Enterprise Portfolio — Institutional Shares	N
42.	MFS(R) New Discovery Series — Initial Class (closed to new purchases)	N
43.	UIF Emerging Markets Debt Portfolio — Class I	N
45.	T. Rowe Price Blue Chip Growth Portfolio	N
46.	T. Rowe Price International Stock Portfolio	N
47.	T. Rowe Price New America Growth Portfolio	N
49.	American Century VP Value — Class II	N
50.	Fidelity(R) VIP Value Strategies Portfolio Shares — Service Class 2	N
51.	PIMCO Low Duration Portfolio — Administrative Class Shares	N
52.	PIMCO Real Return Portfolio — Administrative Class Shares	N
53.	PIMCO Total Return Portfolio — Administrative Class Shares	N
54.	Royce Micro — Cap Portfolio — Investment Class	N
55.	T. Rowe Price Personal Strategy Balanced Portfolio	N
56.	Van Eck VIP Multi-Manager Alternatives — Initial Class	N
57.	LVIP Baron Growth Opportunities Fund — Service Class	N
58.	Davis Value Portfolio	N
59.	Janus Aspen Forty Portfolio — Institutional Shares	N
60.	Lazard Retirement International Equity Portfolio — Service Shares	N
61.	Royce Small-Cap Portfolio — Investment Class	Y
62.	T. Rowe Price Index 500 Portfolio	N
63.	Fidelity® VIP Freedom 2010 Portfolio — Initial Class	N
64.	Fidelity® VIP Freedom 2020 Portfolio — Initial Class	N
65.	Fidelity® VIP Freedom 2030 Portfolio — Initial Class	N
66.	PIMCO Long-Term U.S. Government Portfolio — Administrative Class Shares	N
67.	MainStay VP Floating Rate — Initial Class	N
69.	Invesco V.I. Global Real Estate Fund — Series I Shares	N
70.	Invesco V.I. International Growth Fund — Series I Shares	N
71.	American Funds Asset Allocation Fund — Class 2 Shares	N
72.	American Funds Global Small Capitalization Fund — Class 2 Shares	N
73.	American Funds Growth Fund — Class 2 Shares	N
74.	American Funds Growth-Income Fund — Class 2 Shares	N
75.	American Funds International Fund — Class 2 Shares	N
76.	Delaware VIP® International Value Equity Series — Standard Class	N
77.	Neuberger Berman AMT Large Cap Value Portfolio — Class I Shares (formerly Neuberger Berman AMT Partners Portfolio — Class I Shares)	N
78.	AllianceBernstein® VPS International Value Portfolio — Class A Shares (closed to new purchases)	N
79.	AllianceBernstein VPS Small/Mid Cap Value Portfolio — Class A Shares	N
80.	DWS Dreman Small Mid Cap Value VIP — Class A Shares	N
81.	DWS Global Small Cap Growth VIP — Class A Shares	N
82.	Fidelity(R) VIP Value Leaders Portfolio — Initial Shares Class	N
83.	Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	N
84.	Alger SMid Cap Growth Portfolio — Class I-2 Shares	N
85.	MFS® Value Series — Initial Class	N
86.	Invesco Van Kampen V.I. American Value Fund — Series I Shares (formerly Invesco Van Kampen V.I. Mid Cap Value Fund — Series I Shares)	N
87.	Oppenheimer Core Bond Fund/VA — Non-Service Shares (closed to new purchases)	N
88.	Van Eck VIP Global Bond Fund — Initial Class	N
89.	Van Eck VIP Global Hard Assets — Initial Class	Y
90.	MainStay VP U.S. Small Cap — Initial Class	N
91.	Invesco V.I. Mid Cap Core Equity Fund — Series I Shares	N
92.	American Funds Global Growth Fund — Class 1 Shares	N
93.	Fidelity® VIP Freedom 2040 Portfolio — Initial Class	N
94.	Fidelity® VIP Money Market Portfolio — Initial Class	N
95.	MFS® Global Tactical Allocation — Initial Class	N
96.	PIMCO High Yield Portfolio — Administrative Class Shares	N
97.	PIMCO Global Bond Portfolio (Unhedged) — Administrative Class Shares	N
98.	MFS® International Value Portfolio — Initial Class	N
99.	TOPS™ Aggressive Growth ETF Portfolio — Class 2 Shares	N
100.	TOPS™ Balanced ETF Portfolio — Class 2 Shares	N
101.	TOPS™ Capital Preservation ETF Portfolio — Class 2 Shares	N
102.	TOPS™ Growth ETF Portfolio — Class 2 Shares	N
103.	TOPS™ Moderate Growth ETF Portfolio — Class 2 Shares	N
104.	TOPS™ Protected Balanced ETF Portfolio — Class 2 Shares	N
105.	TOPS™ Protected Growth ETF Portfolio — Class 2 Shares	N
106.	TOPS™ Protected Moderate Growth ETF Portfolio — Class 2 Shares	N
107.	MainStay VP DFA/DuPont Capital Emerging Markets Equity — Initial Class	N
108.	MainStay VP Eagle Small Cap Growth — Initial Class	N
109.	MainStay VP Janus Balanced — Initial Class	N
110.	MainStay VP MFS® Utilities — Initial Class	N
111.	MainStay VP T. Rowe Price Equity Income — Initial Class	N
112.	MainStay VP Van Eck Global Hard Assets — Initial Class	N
113.	American Century VP Inflation Protection — Class II Shares	N
114.	Delaware VIP® Small Cap Value Series — Standard Class	N
115.	ING Russell™ Mid Cap Index Portfolio — I	N
116.	LVIP SSgA Bond Index Fund — Standard Class	N
117.	LVIP SSgA Developed International 150 Fund — Standard Class	N
118.	LVIP SSgA Emerging Markets 100 Fund — Standard Class	N
119.	LVIP SSgA International Index Fund — Standard Class	N

If filing more than one

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For period ending 12/31/12

File number 811-07697

UNIT INVESTMENT TRUSTS

111.	A.	[/]	Depositor Name:

B.	[/]	File Number (If any):

C.	[/]	City:	State:	Zip Code:	Zip Ext.:

[/]	Foreign Country:	Foreign Postal Code:

111.	A.	[/]	Depositor Name:

B.	[/]	File Number (If any):

C.	[/]	City:	State:	Zip Code:	Zip Ext.:

112.	A.	[/]	Sponsor Name:

B.	[/]	File Number (If any):

C.	[/]	City:	State:	Zip Code:	Zip Ext.:

[/]	Foreign Country:	Foreign Postal Code:

112.	A.	[/]	Sponsor Name:

B.	[/]	File Number (If any):

C.	[/]	City:	State:	Zip Code:	Zip Ext.:

[/]	Foreign Country:	Foreign Postal Code:

If filing more than one

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File number 811-07697

113.	A.	[/]	Trustee Name:

B.	[/]	City:	State:	Zip Code:	Zip Ext.:

[/]	Foreign Country:	Foreign Postal Code:

113.	A.	[/]	Trustee Name:

B.	[/]	City:	State:	Zip Code:	Zip Ext.:

[/]	Foreign Country:	Foreign Postal Code:

114.	A.	[/]	Principal Underwriter Name:

B.	[/]	File Number: 8-

C.	[/]	City:	State:	Zip Code:	Zip Ext.:

[/]	Foreign Country:	Foreign Postal Code:

115.	A.	[/]	Independent Public Accountant Name:

B.	[/]	City:	State:	Zip Code:	Zip Ext.:

[/]	Foreign Country:	Foreign Postal Code:

115.	A.	[/]	Independent Public Accountant Name:

B.	[/]	City:	State:	Zip Code:	Zip Ext.:

[/]	Foreign Country:	Foreign Postal Code:

If filing more than one

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For period ending 12/31/12

File number 811-07697

116.	Family of investment companies information:

	A.	[/]	Is Registrant part of a family of investment companies? Y/N

Y/N

	B.	[/]	Identify the family in 10 letters:

(NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.	A.	[/]	Is Registrant a separate account of an insurance company? Y/N

Y/N

If answer is “Y” (Yes), are any of the following types of contracts funded by the Registrant?:

	B.	[/]	Variable annuity contracts? (Y/N)

Y/N

	C.	[/]	Scheduled premium variable life contracts? (Y/N)

Y/N

	D.	[/]	Flexible premium variable life contracts? (Y/N)

Y/N

	E.	[/]	Other types of insurance products registered under the Securities Act of 1933? (Y/N)

Y/N

118.	[/]	State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933

119.	[/]	State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period

120.	[/]	State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000’s omitted)		$

121.	[/]	State the number of series for which a current prospectus was in existence at the end of the period

122.	[/]	State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period

If filing more than one

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File number 811-07697

123.	[/] State the total value of the additional units considered in answering item 122 ($000’s omitted)	$

124.	[/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000’s omitted)	$

125.	[/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant’s principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000’s omitted)		$1,089

126.	Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant’s units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000’s omitted)	$

127.	List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

	Number of Series Investing	Total Assets ($000’s omitted)		Total Income Distributions ($000’s omitted)
A. U.S. Treasury direct issue		$		$

B. U.S. Government agency		$		$

C. State and municipal tax-free		$		$

D. Public utility debt		$		$

E. Brokers or dealers debt or debt of brokers’ or dealers’ parent		$		$

F. All other corporate intermed. & long-term debt		$		$

G. All other corporate short-term debt		$		$

H. Equity securities of brokers or dealers or parents of brokers or dealers		$		$

I. Investment company equity securities		$		$

J. All other equity securities	1		$1,404,537	$

K. Other securities		$		$

L. Total assets of all series of registrant	1		$1,404,537	$

50

If filing more than one

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File number 811-07697

128.	[/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant’s series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

Y/N

129.	[/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

Y/N

130.	[/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

Y/N

131.	Total expenses incurred by all series of Registrant during the current reporting period ($000’s omitted)	$4,641

132.	[/] List the “811” (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-

133.	If the Registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-SAR and before filing of the current report, disclose the following information for each such divested security:

	A.	Name of the issuer;

	B.	Exchange ticker symbol;

	C.	CUSIP number;

	D.	Total number of shares or, for debt securities, principal amount divested;

	E.	Date(s) that the securities were divested;

	F.	If the Registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and

	G.	Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

This item 133 shall terminate one year after the first date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

51

SIGNATURE PAGE

For period ending 12/31/12

File number 811-07697

This report is signed on behalf of the Registrant, NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I, in the City of New York, in the State of New York, on the 27th day of February, 2013.

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I

By:	/s/ ANGELO J. SCIALABBA
Angelo J. Scialabba
Vice President and Controller

Witness:

/s/ DEBRA CURRAN
Debra Curran
Vice President